UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [X];               Amendment Number: 1
       This Amendment (Check only one):         [ X ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Maureen J. Crocker
Title:        Vice President
Phone:        (604) 685-4275

Signature, Place, and Date of Signing:

     /s/ Maureen J. Crocker      Vancouver, B.C. Canada        November 20, 2001
     ----------------------      ----------------------        ----------------
     [Signature]                 [City, State]                 [Date]

Report Type                (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Mackenzie Financial Corporation with respect to securities held in Mackenzie Universal Select Managers Fund, Mackenzie Universal Select Managers Canada
    Fund,   Mackenzie  Universal  Select  Managers  Capital  Class,   Mackenzie
    Universal Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class and Mackenzie Universal Select Managers International Capital Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      16

Form 13F Information Table Value Total:                 $115,520 (thousands)
                                                  -------------------------


List of Other Included Managers:

           NONE

                    PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of issuer          Title of    CUSIP      Value      Shrs or    SH/PRN  Put/   Investment  Other       Voting authority
                         class                (x$1000)    prn amt            Call   discretion  managers
                                                                                                            Sole    Shared  None

Bank of Montreal        Common    063671101       946      38,000      SH              SOLE                 38,000    0      0
                        Stock


BCE Inc.                Common    05534B109       393      18,000      SH              SOLE                 18,000    0      0
                        Stock

Bell Canada
International           Common    077914109       244      79,600      SH              SOLE                 79,600    0      0
                        Stock


Brascan Corporation     Common    10549P606    26,972   1,668,100      SH              SOLE              1,668,100    0      0
                        Stock


Cable & Wireless        ADR       126830207     1,291     100,000      SH              SOLE                100,000    0      0
sp ADR


Goldcorp Inc.           Common    380956409     7,727     666,030      SH              SOLE                666,030    0      0
                        Stock


IDT Corp.               Common    448947101     3,126     271,800      SH              SOLE                271,800    0      0
Class A                 Stock


IDT Corp.               Common    448947309    16,846   1,740,300      SH              SOLE              1,740,300    0      0
Class B                 Stock


Kmart Corp.             Common    482584109     5,470     782,500      SH              SOLE                782,500    0      0
                        Stock


Liquid Audio, Inc.      Common    53631T102     1,435     700,000      SH              SOLE                700,000    0      0
                        Stock

LTV Corp.               Common    501921100        88     675,000      SH              SOLE                675,000    0      0
                        Stock

Mattell Inc.            Common    577081102     4,307     275,000      SH              SOLE                275,000    0      0
                        Stock


MDS Inc.                Common    55269P302       913     181,700      SH              SOLE                181,700    0      0
                        Stock


Royal Bank              Common    780087102     6,373     209,000      SH              SOLE                209,000    0      0
of Canada               Stock


The Limited, Inc.       Common    532716107    11,875   1,250,000      SH              SOLE              1,250,000    0      0
                        Stock


Videsh Sanchar          ADR       92659G600    27,514   2,902,300      SH              SOLE              2,902,300    0      0
Nigam - sp ADR
